13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
Check here if Amendment [ ]; Amendment Number:
This Amendment:                        [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          WestEnd Advisors, LLC
Address:       4064 Colony Road
               Suite 130
               Charlotte, NC  28211

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                              City     State       and Date of Signing:
Robert L. Pharr                        Charlotte NC               02/02/07
------------------------------      -----------------------   ---------------
Signature                             City     State                  Date


Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT



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FORM 13F SUMMARY PAGE Report Summary:




Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:  199,499,039.24

List of Other Included Managers:  NONE






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

                                                                                                           13F Holdings Report
                                                                                       INVESTMENT         As of Date:  12/31/06
                ISSUER      TITLE OF     CUSIP           MKT          SHARES/          DISCRETION     OTHER    VOTING AUTHORITY
                 NAME        CLASS       NUMBER          VAL         PRINC AMT      SOLE(A)   SHARED  MNGRS      SOLE   SHARED  NONE


Dow Chemical Co.          COMMON STOCK   260543103   7,487,600.80    187,659.17   187,659.17    -      ALL     187,659.17    0   0
DuPont & Co.              COMMON STOCK   263534109   9,103,330.94    186,888.34   186,888.34    -      ALL     186,888.34    0   0
Abercrombie & Fitch       COMMON STOCK   002896207   8,933,874.50    128,304.96   128,304.96    -      ALL     128,304.96    0   0
Best Buy, Inc.            COMMON STOCK   086516101   7,639,321.70    155,302.33   155,302.33    -      ALL     155,302.33    0   0
Lowes Companies           COMMON STOCK   548661107   8,054,251.09    258,563.44   258,563.44    -      ALL     258,563.44    0   0
Marriott Intl., Inc       COMMON STOCK   571903202  10,805,144.16    226,428.00   226,428.00    -      ALL     226,428.00    0   0
Nordstrom, Inc.           COMMON STOCK   655664100     226,964.00      4,600.00     4,600.00    -      ALL       4,600.00    0   0
Target Corp.              COMMON STOCK   87612e106   8,476,588.95    148,581.75   148,581.75    -      ALL     148,581.75    0   0
Caterpillar, Inc.         COMMON STOCK   149123101   7,518,981.09    122,598.75   122,598.75    -      ALL     122,598.75    0   0
General Electric Co.      COMMON STOCK   369604103   8,747,766.24    235,091.81   235,091.81    -      ALL     235,091.81    0   0
Honeywell Int'l., Inc.    COMMON STOCK   438516106   9,155,805.47    202,382.97   202,382.97    -      ALL     202,382.97    0   0
Ingersoll Rand Co.        COMMON STOCK   g4776g101   7,701,106.08    196,808.23   196,808.23    -      ALL     196,808.23    0   0
Southwest Airlines Co.    COMMON STOCK   844741108   7,106,457.76    463,868.00   463,868.00    -      ALL     463,868.00    0   0
United Tech. Corp.        COMMON STOCK   913017109   8,647,105.94    138,309.44   138,309.44    -      ALL     138,309.44    0   0
Autodesk, Inc.            COMMON STOCK   052769106   8,078,931.42    199,677.00   199,677.00    -      ALL     199,677.00    0   0
Cisco Systems, Inc.       COMMON STOCK   17275r102  10,783,871.40    394,580.00   394,580.00    -      ALL     394,580.00    0   0
Motorola, Inc.            COMMON STOCK   620076109   6,986,308.56    339,801.00   339,801.00    -      ALL     339,801.00    0   0
Oracle Corporation        COMMON STOCK   68389x105   9,607,655.60    560,540.00   560,540.00    -      ALL     560,540.00    0   0
Qualcomm, Inc.            COMMON STOCK   747525103       2,796.46         74.00        74.00    -      ALL          74.00    0   0
Research In Motion Ltd.   COMMON STOCK   760975102  13,306,625.86    104,137.00   104,137.00    -      ALL     104,137.00    0   0
Texas Instruments, Inc.   COMMON STOCK   882508104   7,278,566.40    252,728.00   252,728.00    -      ALL     252,728.00    0   0
Consumer Discretionary
  SPDR                    COMMON STOCK   81369y407   1,485,698.53     38,730.41    38,730.41    -      ALL      38,730.41    0   0
Enervest Div. Tr. Unit    COMMON STOCK   292963105     915,129.84    178,946.00   178,946.00    -      ALL     178,946.00    0   0
Industrial Select Sector
  SPDR                    COMMON STOCK   81369y704   1,667,696.03     47,634.85    47,634.85    -      ALL      47,634.85    0   0
Ishares Tr. Lehman
  US Agg. Bond Fund       COMMON STOCK   464287226   2,196,915.72     22,035.26    22,035.26    -      ALL      22,035.26    0   0
Kayne Anderson MLP
  Investment Company      COMMON STOCK   486606106   2,830,533.83     85,825.77    85,825.77    -      ALL      85,825.77    0   0
Materials Select Sector
  SPDR                    COMMON STOCK   81369y100     877,331.68     25,203.44    25,203.44    -      ALL      25,203.44    0   0
Streettracks Gold Tr.
  Gold Shs.               COMMON STOCK   863307104     169,023.54      2,674.00     2,674.00    -      ALL       2,674.00    0   0
Vanguard Sector Index
  Fds Vanguard Infor      COMMON STOCK   92204a702   1,705,186.94     32,461.20    32,461.20    -      ALL      32,461.20    0   0
iPath Dow Jones-AIG
  Commodity Index         COMMON STOCK   06738c778   2,271,060.70     46,405.00    46,405.00    -      ALL      46,405.00    0   0
iShares Lehman 1-3 Year
  Treasury Bond           COMMON STOCK   464287457   2,313,177.23     28,929.18    28,929.18    -      ALL      28,929.18    0   0
iShares MSCI EAFE Index   COMMON STOCK   464287465   9,148,634.28    124,947.20   124,947.20    -      ALL     124,947.20    0   0
iShares MSCI Emerg
  Mkts Index              COMMON STOCK   464287234   3,342,946.58     29,280.43    29,280.43    -      ALL      29,280.43    0   0
iShares MSCI Japan
  Index                   COMMON STOCK   464286848   1,317,124.90     92,690.00    92,690.00    -      ALL      92,690.00    0   0
iShares S&P 500 Growth
  Index                   COMMON STOCK   464287309   1,213,809.24     18,697.00    18,697.00    -      ALL      18,697.00    0   0
iShares S&P MidCap 400
  Growth Index            COMMON STOCK   464287606   2,244,347.44     28,156.41    28,156.41    -      ALL      28,156.41    0   0
Chunghwa Telecom Co. Ltd. COMMON STOCK                      19.73          1.00         1.00    -      ALL           1.00    0   0
Family Dollar Stores,
  Inc.                    COMMON STOCK   307000109     143,423.70      4,890.00     4,890.00    -      ALL       4,890.00    0   0
Interpublic Group of
  Companies Inc.          COMMON STOCK   460690100         636.48         52.00        52.00    -      ALL          52.00    0   0
Neuberger Berman Real     COMMON STOCK   64190A103          74.59          4.08         4.08    -      ALL           4.08    0   0
Neuberger Berman Realty   COMMON STOCK   64126G109          66.63          2.75         2.75    -      ALL           2.75    0   0
Royal Dutch Shell
  ADR A Shs               COMMON STOCK   780259206       7,079.00        100.00       100.00    -      ALL         100.00    0   0
Telefonicas A ADR         COMMON STOCK   879382208          68.21          1.07         1.07    -      ALL           1.07    0   0
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